Goodwill and intangible assets, net (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill		€ 490,529,000	€ 490,529,000	€ 490,455,000	€ 490,590,000	€ 490,529,000
Intangible assets with definite lives, net					379,000	2,064,000
Intangible assets with indefinite lives					169,545,000	169,545,000
Total					660,514,000	662,138,000
Accumulated impairment losses of goodwill					0	0
Accumulated impairment losses of indefinite-lived intangible assets		0	0
Goodwill [Roll Forward]
Goodwill, Beginning Balance		490,529,000	490,455,000
Foreign exchange translation		61,000	74,000
Goodwill, Ending Balance		490,590,000	490,529,000	490,455,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					105,233,000	105,233,000
(Accumulated Amortization)					(104,854,000)	(103,169,000)
Amortization of intangible assets	[1]	1,685,000	1,684,000	3,220,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019					374,000
2020					1,000
2021					1,000
2022					2,000
Future years					1,000
Developed Europe
Finite-Lived Intangible Assets [Line Items]
Goodwill		215,310,000	215,283,000	215,250,000	215,310,000	215,283,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		215,283,000	215,250,000
Foreign exchange translation		27,000	33,000
Goodwill, Ending Balance		215,310,000	215,283,000	215,250,000
Americas
Finite-Lived Intangible Assets [Line Items]
Goodwill		192,753,000	192,729,000	192,700,000	192,753,000	192,729,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		192,729,000	192,700,000
Foreign exchange translation		24,000	29,000
Goodwill, Ending Balance		192,753,000	192,729,000	192,700,000
Rest of World
Finite-Lived Intangible Assets [Line Items]
Goodwill		82,527,000	82,517,000	82,505,000	82,527,000	82,517,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		82,517,000	82,505,000
Foreign exchange translation		10,000	12,000
Goodwill, Ending Balance		€ 82,527,000	€ 82,517,000	€ 82,505,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					7,000	18,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,000	34,000
(Accumulated Amortization)					(27,000)	(16,000)
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					8,000	19,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,254,000	34,254,000
(Accumulated Amortization)					(34,246,000)	(34,235,000)
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					74,000	194,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					60,145,000	60,145,000
(Accumulated Amortization)					(60,071,000)	(59,951,000)
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					290,000	1,833,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					10,800,000	10,800,000
(Accumulated Amortization)					€ (10,510,000)	€ (8,967,000)

[1]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656